Restatement of Consolidated Financial Statements (Details) - Schedule of consolidated balance sheets $ in Thousands	Dec. 31, 2020 USD ($)
As previously reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant liability
Total non-current liabilities	2,760
Total liabilities	38,116
Additional paid-in capital	20,657
Retained earnings	78,606
Total equity	105,280
Total liabilities and equity	143,396
Restatement Impacts [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant liability	833
Total non-current liabilities	833
Total liabilities	833
Additional paid-in capital	(11,498)
Retained earnings	10,665
Total equity	(833)
Total liabilities and equity
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant liability	833
Total non-current liabilities	3,593
Total liabilities	38,949
Additional paid-in capital	9,159
Retained earnings	89,271
Total equity	104,447
Total liabilities and equity	$ 143,396